CONTINGENT SHARES PAYABLE AND EARNOUT LIABILITIES - Contingent Earnout and Shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2021
Other Commitments [Line Items]
Contingent Shares Payable and Earnout Liabilities	$ 20,265	$ 0	$ 34,589
Contingent Earnout Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares Payable and Earnout Liabilities	0
Change in contingent consideration liability	(18,100)
Contingent Shares Camarillo Transaction
Other Commitments [Line Items]
Contingent Shares Payable and Earnout Liabilities	20,300	$ 20,300
Change in contingent consideration liability	$ 3,700
Common stock, shares, shares issued (in shares)		500,000		6,500,000
Number of shares contingently issuable (in shares)		3,500,000
Number of additional shares contingently issuable (in shares)		3,000,000
Camarillo Transaction | Contingent Earnout Camarillo Transaction
Other Commitments [Line Items]
Potential earnout fee				$ 75,000